Benefit Plans (Expected payments to be made to plan participants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Gross Prescription Drug Subsidy Receipts Received (Deprecated 2017-01-31)	$ 708	$ 706
Other Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	(3,736)	(4,402)
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	5,872
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	6,025
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	6,600
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	6,336
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	6,518
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	35,292
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	69	51	$ 0
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	181	(106)
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	1,510
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	1,392
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	1,252
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	1,115
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	1,007
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	3,726
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ (3,263)	$ (3,263)	$ (3,263)